DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Schedule Of Deferred Tax Liabilities
SCHEDULE OF DEFERRED TAX LIABILITIES
	As of March 31,
	2025	2026
	US$	US$

Deferred tax liabilities	1,325	225,810

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Following are the movements in the Company’s deferred tax liabilities:

US$
As of April 1, 2024	1,665
Recognized in the consolidated statements of income	(340)
As of March 31, 2025	1,325
Recognized in the consolidated statements of income	1,104
Deferred tax liabilities recognized on customer relationship intangible assets acquired in business acquisitions (Note 3)	232,235
Reversal arising from amortization of acquired customer relationship intangible assets	(8,854)
As of March 31, 2026	225,810